Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Dec. 31, 2025
Buildings [Member] | Minimum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	10 years
Buildings [Member] | Maximum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	20 years
Machinery and equipment [Member] | Minimum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	3 years
Machinery and equipment [Member] | Maximum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	10 years
Transportation vehicles [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	4 years
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	5 years
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	10 years
Electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	2 years
Electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	5 years